Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 30,112	$ 32,306
Accounts receivable		8,280
Prepaid expenses, deposits and receivables	1,843	3,076
TOTAL CURRENT ASSETS	31,955	43,662
NON-CURRENT ASSETS
Right-of-use assets, net	1,091	1,177
Property, plant and equipment, net	516	464
Patent rights, net	1,966	1,919
TOTAL NON-CURRENT ASSETS	3,573	3,560
TOTAL ASSETS	35,528	47,222
CURRENT LIABILITIES
Accounts payable and accrued liabilities	5,542	5,616
Current portion of lease obligations	354	346
Warrant derivative liability	2,021	4,930
TOTAL CURRENT LIABILITIES	7,917	10,892
NON-CURRENT LIABILITIES
Deferred income tax liabilities	56	56
Lease obligations	890	981
TOTAL LIABILITIES	8,863	11,929
SHAREHOLDERS' EQUITY (DEFICIT)
Share capital	263,364	263,364
Contributed surplus – warrant reserve	11,749	11,749
Contributed surplus	14,660	14,067
Deficit	(263,108)	(253,887)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	26,665	35,293
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	35,528	47,222
Commitments (Note 11)